Security Federal Corporation and Subsidiaries Consolidated Balance Sheets (USD $)	Mar. 31, 2012		Mar. 31, 2011
Assets:
Cash And Cash Equivalents	$ 9,331,372		$ 7,835,638
Certificates of Deposit with Other Banks	1,727,210		100,432
Investment And Mortgage-Backed Securities:
Available For Sale	353,954,857		339,252,790
Held To Maturity	67,676,210		33,165,125
Total Investment And Mortgage-Backed Securities	421,631,067		372,417,915
Loans Receivable, Net
Held For Sale	2,671,771		5,166,234
Held For Investment	425,838,835		479,304,382
Total Loans Receivable, Net	428,510,606		484,470,616
Accrued Interest Receivable:
Loans	1,718,252		1,742,281
Mortgage-Backed Securities	987,911		944,667
Investment Securities	793,655		889,297
Total Accrued Interest Receivable:	3,499,818		3,576,245
Premises And Equipment, Net	18,726,299		19,800,616
FHLB Stock, At Cost	8,471,100		11,267,485
Repossessed Assets Acquired In Settlement Of Loans	14,160,099		14,433,853
Bank Owned Life Insurance	10,836,305		10,416,305
Intangible Assets, Net	99,477		159,500
Goodwill	1,199,754		1,199,754
Other Assets	6,443,501		7,865,690
Total Assets	924,636,608		933,544,049
Liabilities:
Deposit Accounts	696,201,056		690,357,114
Advances From FHLB	122,069,802		138,136,338
Other Borrowings	9,801,386		11,195,474
Junior Subordinated Debentures	5,155,000		5,155,000
Advance Payments By Borrowers For Taxes And Insurance	350,464		381,488
Mandatorily Redeemable Financial Instruments			1,467,312
Senior Convertible Debentures	6,084,000		6,084,000
Other Liabilities	4,203,014		4,755,118
Total Liabilities	843,864,722		857,531,844
Commitments (Notes 5 and 19)		[1]		[1]
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value	22,000,000		22,000,000
Common Stock, $.01 Par Value	31,449		30,884
Warrant Issued In Conjunction With Serial Preferred Stock	400,000		400,000
Additional Paid-In Capital	11,626,245		10,176,375
Treasury Stock, at Cost	(4,330,712)		(4,330,712)
Accumulated Other Comprehensive Income	6,533,573		3,637,675
Retained Earnings, Substantially Restricted	44,511,331		44,097,983
Total Shareholders' Equity	80,771,886		76,012,205
Total Liabilities And Shareholders' Equity	$ 924,636,608		$ 933,544,049

[1]	See Notes 5 and 19.